Additional information - Financial Statement Schedule I (Tables)	12 Months Ended
Mar. 31, 2024
Additional information [abstract]
Condensed Income Statement of the Parent Business Activity
Condensed income statements of the Parent Company

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
Operating income / (expenses)	(805)	(14,081)	10,111
Net finance income / (expense)	(9,017)	11,952	517
Profit / (Loss) before tax	(9,822)	(2,129)	10,628
Income tax benefit / (expense)	555	968	(667)
Profit / (Loss) for the year	(9,267)	(1,161)	9,961

Condensed Statement of Financial Position of the Parent Company
Condensed statements of financial position of the Parent Company

(EUR thousand)	As of March 31
	2024	2023
ASSETS
Investments in subsidiaries	1,418,280	1,418,280
Loans to group companies	297,862	318,335
Non-current assets	1,716,142	1,736,615
Current assets	1,153	305
Total assets	1,717,295	1,736,920
EQUITY AND LIABILITIES
Share capital	1,946,802	1,897,388
Other reserves	(149,375)	(146,396)
Accumulated losses	(86,371)	(90,619)
Total equity	1,711,056	1,660,373
Liabilities
Non-current liabilities	—	—
Current liabilities	6,239	76,547
Total liabilities	6,239	76,547
Total equity and liabilities	1,717,295	1,736,920

Condensed Statement of Cash Flows of the Parent Company
Condensed statements of cash flows of the Parent Company

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
Profit / (loss) before tax	(9,822)	(2,129)	10,628
Income tax paid	(212)	(948)	—
Other non cash items	3,705	(3,443)	(14,400)
Changes in working capital	3,144	158	(5,588)
Net cash used in operating activities	(3,185)	(6,362)	(9,360)
Movement in loans with group companies	20,473	(268,252)	9,205
Proceeds from issuance of share capital	43,958	215,208	—
Proceeds from / (repayment of) loans and borrowings due to shareholders	(61,324)	59,384	—
Acquisition of treasury shares	—	—	(10)
Net cash from financing activities	3,107	6,340	9,195
Net foreign exchange difference	1	—	—
Net decrease in cash and cash equivalents	(77)	(22)	(165)
Cash and cash equivalents at beginning of year	100	122	287
Cash and cash equivalents at end of year	23	100	122

Schedule of IFRS Loss Reconciliation for Parent Company
The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent-only financial information.

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
IFRS profit / (loss) reconciliation:
Parent only – IFRS profit / (loss) for the year	(9,267)	(1,161)	9,961
Additional gain / (loss) if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	23,242	(24,460)	(107,138)
Consolidated IFRS profit / (loss) for the year	13,975	(25,621)	(97,177)
IFRS equity reconciliation:
Parent only – IFRS equity	1,711,056	1,660,373	1,452,075
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(1,649,139)	(1,660,000)	(1,643,600)
Consolidated – IFRS equity	61,917	373	(191,525)